Nature of Business and Significant Accounting Policies - Advertising Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Advertising Expense	$ 8.8	$ 6.8	$ 7.3